Stock Options (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Number of Shares Subject to Outstanding Options	2,811,334	2,125,001	720,001	1,267,502
Weighted average contractural life (years)	6 years 9 months 14 days	5 years 3 months 22 days
Weighted-average exercise price	$ 3.87	$ 2.84	$ 3.06	$ 2.68
Number of Shares Subject to options exercisable	215,334	237,501
Weighted average contractural life (years) of options exercisable	8 years 4 months 16 days	6 years 4 days
Weighted-average exercise price of options exercisable	$ 4.84	$ 3.51
$0.80 Per Share [Member]
Number of Shares Subject to Outstanding Options		5,000
Weighted average contractural life (years)		5 years 3 months 22 days
Weighted-average exercise price		$ 0.80
Number of Shares Subject to options exercisable		5,000
Weighted average contractural life (years) of options exercisable		5 years 3 months 22 days
Weighted-average exercise price of options exercisable		$ 0.80
$1.40 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,500,000	5,000
Weighted average contractural life (years)	4 years 4 months 9 days	7 years 3 months 19 days
Weighted-average exercise price	$ 2.70	$ 1.40
Number of Shares Subject to options exercisable		5,000
Weighted average contractural life (years) of options exercisable	4 years 4 months 9 days	7 years 3 months 19 days
Weighted-average exercise price of options exercisable	$ 2.70	$ 1.40
$2.50 Per Share [Member]
Number of Shares Subject to Outstanding Options	217,500	10,000
Weighted average contractural life (years)	9 years 8 months 22 days	3 years 7 months 6 days
Weighted-average exercise price	$ 4.87	$ 2.50
Number of Shares Subject to options exercisable	97,500	10,000
Weighted average contractural life (years) of options exercisable	9 years 8 months 22 days	3 years 7 months 6 days
Weighted-average exercise price of options exercisable	$ 4.87	$ 2.50
$2.70 Per Share [Member]
Weighted average contractural life (years)		5 years
Weighted average contractural life (years) of options exercisable		5 years
$2.90 Per Share [Member]
Number of Shares Subject to Outstanding Options		455,000
Weighted average contractural life (years)		6 years 4 months 28 days
Weighted-average exercise price		$ 2.90
Number of Shares Subject to options exercisable		105,000
Weighted average contractural life (years) of options exercisable		6 years 4 months 28 days
Weighted-average exercise price of options exercisable		$ 2.90
$3.28 Per Share [Member]
Number of Shares Subject to Outstanding Options		35,000
Weighted average contractural life (years)		9 years 2 months 16 days
Weighted-average exercise price		$ 3.28
Number of Shares Subject to options exercisable		17,500
Weighted average contractural life (years) of options exercisable		9 years 2 months 16 days
Weighted-average exercise price of options exercisable		$ 3.28
$3.46 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,008,000	65,000
Weighted average contractural life (years)	9 years 10 months 6 days	8 years 4 months 6 days
Weighted-average exercise price	$ 5.35	$ 3.46
Number of Shares Subject to options exercisable	42,000	45,000
Weighted average contractural life (years) of options exercisable	9 years 10 months 6 days	8 years 4 months 6 days
Weighted-average exercise price of options exercisable	$ 5.35	$ 3.46
$4.98 Per Share [Member]
Number of Shares Subject to Outstanding Options		16,667
Weighted average contractural life (years)		6 months 7 days
Weighted-average exercise price		$ 4.98
Number of Shares Subject to options exercisable		16,667
Weighted average contractural life (years) of options exercisable		6 months 7 days
Weighted-average exercise price of options exercisable		$ 4.98
$5.94 Per Share [Member]
Number of Shares Subject to Outstanding Options		33,334
Weighted average contractural life (years)		3 years 3 months 26 days
Weighted-average exercise price		$ 5.94
Number of Shares Subject to options exercisable		33,334
Weighted average contractural life (years) of options exercisable		3 years 3 months 26 days
Weighted-average exercise price of options exercisable		$ 5.94
$2.70 Per Share [Member]
Number of Shares Subject to Outstanding Options		1,500,000
Weighted-average exercise price		$ 2.70
Number of Shares Subject to options exercisable
Weighted-average exercise price of options exercisable		$ 2.70
$5.94 Per Share [Member]
Number of Shares Subject to Outstanding Options	33,334
Weighted average contractural life (years)	2 years 9 months 25 days
Weighted-average exercise price	$ 5.94
Number of Shares Subject to options exercisable	33,334
Weighted average contractural life (years) of options exercisable	2 years 9 months 25 days
Weighted-average exercise price of options exercisable	$ 5.94
$3.46 Per Share [Member]
Number of Shares Subject to Outstanding Options	35,000
Weighted average contractural life (years)	7 years 10 months 6 days
Weighted-average exercise price	$ 3.46
Number of Shares Subject to options exercisable	25,000
Weighted average contractural life (years) of options exercisable	7 years 10 months 6 days
Weighted-average exercise price of options exercisable	$ 3.46
$3.28 Per Share [Member]
Number of Shares Subject to Outstanding Options	17,500
Weighted average contractural life (years)	8 years 8 months 19 days
Weighted-average exercise price	$ 3.28
Number of Shares Subject to options exercisable	17,500
Weighted average contractural life (years) of options exercisable	8 years 8 months 19 days
Weighted-average exercise price of options exercisable	$ 3.28